STAGECOACH TRUST

                         LifePath Opportunity, LifePath 2010, LifePath 2020,
                              LifePath 2030 and LifePath 2040 Fund

                                Class A, Class B and Class C

                              SUPPLEMENT DATED DECEMBER 31, 1998 TO THE
                   STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 1998

                  Under  the  heading   "Additional   Purchase  and   Redemption
         Information," at page 37, the statement of additional information is supplemented as follows:

                  Investors in Norwest Advantage Funds. Class A shareholders of the Norwest Advantage Funds who redeem shares at net asset value may use the redemption proceeds to purchase Class A shares of the Stagecoach Funds at net asset value (without a sales charge). A reciprocal sales load waiver is available to the Class A shareholders of Stagecoach Funds, who may use redemption proceeds to purchase Class A shares of the Norwest Advantage Funds at net asset value.

                      [MORRISON & FOERSTER LLP LETTERHEAD]


                                December 31, 1998


                                           Writer's Direct Dial Number
                                                (202) 887-1537
Via EDGAR

Securities and Exchange Commission
450 Fifth Street,  NW
Washington, DC  20549

              Re:    Stagecoach Trust
              Registration Nos. 33-64352; 811-7780

Ladies and Gentlemen:

         In connection with the registration of Stagecoach Trust under the Investment Company Act of 1940, and the issuance of securities by it under the Securities Act of 1933, and pursuant to 17 C.F.R. 230.497(e), we are transmitting herewith for filing a supplement dated December 31, 1998 to the Statement of Additional Information dated November 30, 1998 for the Class A shares of the LifePath Opportunity, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds.

         This supplement is being filed to provide additional disclosure regarding net asset value purchases for the Class A shares of the Funds.

         If you have any questions, please contact the undersigned at the number indicated above.

                                                     Very truly yours,

                                                     /s/ Janis E. Fonda

                                                     Janis E. Fonda